Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	FRANKLIN MUTUAL SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000825063
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false